Property, plant and equipment - Consolidated (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Land
Non-current assets [Abstract]
Property, plant and equipment	$ 3,601	$ 1,803	$ 1,836
Land | At Cost
Non-current assets [Abstract]
Property, plant and equipment	3,601	1,803
Buildings
Non-current assets [Abstract]
Property, plant and equipment	202,305	148,058	13,082
Buildings | At Cost
Non-current assets [Abstract]
Property, plant and equipment	215,542	153,100
Buildings | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(13,237)	(5,042)
Plant and Equipment
Non-current assets [Abstract]
Property, plant and equipment	3,714	3,433	3,200
Plant and Equipment | At Cost
Non-current assets [Abstract]
Property, plant and equipment	4,856	4,145
Plant and Equipment | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(1,142)	(712)
Mining Hardware
Non-current assets [Abstract]
Property, plant and equipment	97,269	73,381	163,147
Mining Hardware | At Cost
Non-current assets [Abstract]
Property, plant and equipment	177,766	115,024
Mining Hardware | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(54,892)	(15,709)
Mining Hardware | Accumulated Impairment
Non-current assets [Abstract]
Property, plant and equipment	(25,605)	(25,934)
HPC Hardware
Non-current assets [Abstract]
Property, plant and equipment	31,536	0	0
HPC Hardware | At Cost
Non-current assets [Abstract]
Property, plant and equipment	33,315	0
HPC Hardware | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(1,779)	0
Development Assets
Non-current assets [Abstract]
Property, plant and equipment	102,946	14,427	$ 66,297
Development Assets | At Cost
Non-current assets [Abstract]
Property, plant and equipment	$ 102,946	$ 14,427